SHARE CAPITAL AND SHARE-BASED PAYMENTS - Narrative (Details) CAD / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD CAD / shares	Dec. 31, 2016 CAD CAD / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD CAD / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD CAD / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of options authorized to be issued through incentive plan	6.50%
Maximum term options granted	7 years
Percentage of incentive stock options to issued and outstanding common share capital			2.50%	2.50%	2.50%	2.50%
Aggregate intrinsic value of vested share options | $			$ 4,076		$ 3,870
Weighted average fair value of stock options granted				CAD 5.97		CAD 3.34
Weighted average share price at date of grant	CAD 12.50	CAD 7.19
Weighted average share price at date of exercise of stock options (C$ per share) | CAD / shares	CAD 13.50	CAD 15.53
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				CAD 12.95		CAD 10.13
Weighted average fair value (C$ per unit) | CAD / shares				CAD 11.07		CAD 12.01
Liabilities from share-based payment transactions | $			5,372		4,791
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				CAD 14.06		CAD 7.27
Fair value of units settled (C$ per unit) | CAD / shares	CAD 13.98	8.09
Weighted average fair value (C$ per unit) | CAD / shares				CAD 11.07		CAD 12.01
Liabilities from share-based payment transactions | $			3,339		3,561
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				CAD 12.62		CAD 7.17
Fair value of units settled (C$ per unit) | CAD / shares	CAD 13.97	CAD 17.32
Weighted average fair value (C$ per unit) | CAD / shares				CAD 9.47		CAD 12.29
Liabilities from share-based payment transactions | $			$ 1,299		$ 3,818
Vesting period	3 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	CAD 12.01	CAD 7.17
Minimum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term options granted	10 years
Exercise price, share options granted	CAD 14.12	CAD 7.27
Maximum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	200.00%